Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of plant property equipment
The changes in property, plant and equipment for the year ended December 31, 2020, are as follows
:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties	Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2019	2,445	20,411	353,076	658,690	75,525	27,454	1,137,601
Additions (1)	11	133	—	2,197	186,230	37,317	225,888
Transfers	—	1,410	—	216,536	(182,199)	(35,747)	—
Disposals (2)	—	(123)	—	(366)	—	(173)	(662)
Impairment of long -lived assets (3)	—	—	—	(394)	—	—	(394)

Amounts as of December 31, 2020	2,456	21,831	353,076	876,663	79,556	28,851	1,362,433

Accumulated depreciation
Amounts as of December 31, 2019	(89)	(3,838)	(19,489)	(197,119)	—	—	(220,535)
Depreciation	(187)	(3,731)	(13,884)	(121,941)	—	—	(139,743)
Eliminated of disposals	—	103	—	—	—	—	103

Amounts as of December 31, 2020	(276)	(7,466)	(33,373)	(319,060)	—	—	(360,175)

Net value
Amounts as of December 31, 2020	2,180	14,365	319,703	557,603	79,556	28,851	1,002,258

(1)	Additions includes 2,018 related to Business Combination mentioned in Note 32.
(2)	Disposals of wells and production facilities related to the reestimation of assets retirement obligation.
(3)	See Note 3.2.2 for the details on impairment testing of oil and gas properties.

The changes in property, plant and equipment for the year ended December 31, 2021, are as follows:

	Land and buildings	Vehicles, machinery, facilities, computer hardware and furniture and fixtures	Oil and gas properties		Production wells and facilities	Works in progress	Materials and spare parts	Total
Cost
Amounts as of December 31, 2020	2,456	21,831	353,076		876,663	79,556	28,851	1,362,433
Additions	253	106	30,076	(1)	7,343 (3)	287,815	28,626	354,219
Transfers	—	2,111	—		296,624	(269,161)	(29,574)	—
Disposals	—	(665)	(997	) (2)	—	—	(107)	(1,769)
Incorporation for the acquisition of AFBN assets (4)	—	—	69,693		—	—	—	69,693
Assets disposals (5)	—	(313)	(5,557)		(5,931)	(6,965)	—	(18,766)

Amounts as of December 31, 2021	2,709	23,070	446,291		1,174,699	91,245	27,796	1,765,810

Accumulated depreciation
Amounts as of December 31, 2020	(276)	(7,466)	(33,373)		(319,060)	—	—	(360,175)
Depreciation	(18)	(3,915)	(20,579)		(159,637)	—	—	(184,149)
Disposals	—	525	115	(2)	—			640
Assets disposals (5)	—	22	214		1,620	—	—	1,856

Amounts as of December 31, 2021	(294)	(10,834)	(53,623)		(477,077)	—	—	(541,828)

Net value
Amounts as of December 31, 2021	2,415	12,236	392,668		697,622	91,245	27,796	1,223,982

(1)
Related to transferred of “Exploration rights” of operated area
CS-01
in Mexico from “Other intangible assets” (see Note 1.4). This transaction did not generate cash flows, or significant depreciation charges for the year ended December 31, 2021.

(2)	Related to the farmout agreement (see Note 1.2).
(3)	Including 2,112 related to the re-estimation of well plugging and abandonment. This transaction did not generate cash flows.
(4)	These additions did not generate cash flows (see Note 1.5).
(5)	Including 11,784 of net disposal for the transfer of working interest in CASO; and 5,126 related to the transfer of Mexico’s exploration assets that did not generate cash flows (see Note 1.3 and 1.4).